Investments (Mortgage Loans and Valuation Allowance by Portfolio Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Loans on Real Estate [Line Items]
Evaluated individually for credit losses	$ 76	$ 76
Evaluated collectively for credit losses	6,078	6,450
Total mortgage loans	6,154	6,526
Specific credit losses	7	11
Non-specifically identified credit losses	27	24
Valuation allowances	34	35	61	87
Mortgage loan, net of valuation allowance	6,120	6,491
Commercial mortgage loans portfolio segment [Member]
Mortgage Loans on Real Estate [Line Items]
Evaluated individually for credit losses	72	76
Evaluated collectively for credit losses	4,797	5,190
Total mortgage loans	4,869	5,266
Specific credit losses	7	11
Non-specifically identified credit losses	23	21
Valuation allowances	30	32	58	84
Mortgage loan, net of valuation allowance	4,839	5,234
Agricultural [Member]
Mortgage Loans on Real Estate [Line Items]
Evaluated individually for credit losses	4	0
Evaluated collectively for credit losses	1,281	1,260
Total mortgage loans	1,285	1,260
Specific credit losses	0	0
Non-specifically identified credit losses	4	3
Valuation allowances	4	3	3	3
Mortgage loan, net of valuation allowance	$ 1,281	$ 1,257